Financial Instruments and Risk Management - Schedule of Gain (Loss) on Risk Management Contracts (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Gain (Loss) on Risk Management Contracts [Abstract]
Realized loss on risk management contracts	$ (39,867)	$ 9,823	$ (43,078)	$ 8,722
Unrealized (loss) gain on risk management contracts	63,137	25,839	(28,285)	32,188
Gain (loss) on risk management contracts	$ 23,270	$ 35,662	$ (71,363)	$ 40,910